Equity - Other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in equity [Line Items]
Sale of joint ventures	$ 361,728	$ 0	$ 0
Other comprehensive income
Disclosure of changes in equity [Line Items]
Foreign currency translation	17,244,686	11,794,201	10,265,398
Cash flow hedge with derivative instruments	(60,916)	44,132	3,689
Cash flow hedges for future exports	(945,247)	(136,470)	(135,748)
Actuarial gain on defined benefit plans	(517,278)	(2,260,989)	(2,357,210)
Hedge of a net investment in a foreign operation	(4,364,465)	(1,494,926)	(1,130,583)
Others	1,114	1,114	1,114
Other comprehensive income attributable to owners of parent	11,357,894	$ 7,947,062	$ 6,646,660
Other comprehensive income | Offshore International Group
Disclosure of changes in equity [Line Items]
Sale of joint ventures	$ (361,728)